TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables
Schedule of trade payables

		Consolidated
	12/31/2022	12/31/2021
Trade payables	6,723,077	6,657,702
(-) Adjustment present value	(79,893)	(112,078)
	6,643,184	6,545,624

Classified:
Current	6,596,915	6,446,999
Non-current	46,269	98,625
	6,643,184	6,545,624